Goodwill	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Goodwill
Goodwill

	As of December 31, 2018	As of December 31, 2017
	£'000s	£'000s
Goodwill at January 1 and December 31	441	441

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the acquisition of Rhinopharma in September 2006. Goodwill is not amortized, but is tested annually for impairment.
Recognizing that the Company is still in its pre-revenue phase and that the research projects are not yet ready for commercial use, the Company assesses the recoverable amount of the CGU containing the IP R&D and goodwill with reference to the Company's market capitalization as of December 31, 2018, the date of testing of IP R&D and goodwill impairment. The market capitalization of the Company was approximately £92.2 million as of December 31, 2018, (2017: £109.7 million) compared to the Company's net assets of £62.9 million (2017: £79.9 million). Therefore, no impairment was recognized.